ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Accounts Receivable Net
ACCOUNTS RECEIVABLE, NET

NOTE – 5 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	March 31, 2023	September 30, 2023	September 30, 2023
	HKD	HKD	USD
	(Audited)
Accounts receivable – third parties	$3,520,400	$2,038,566	$261,354
Less: allowance for doubtful accounts	(855,652)	(899,014)	(115,258)

Accounts receivable, net	$2,664,748	$1,139,552	$146,096

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 AND 2023

The following table presents the activities in the allowance for doubtful accounts for the six months ended September 30, 2022 and 2023.

	2023	2022
	HKD	HKD

Balance at April 1,	$855,652	$297,107

Allowance	43,932	71,879
Foreign translation adjustment	(570)	-

Balance at September 30,	$899,014	$368,986

For the six months ended September 30, 2022 and 2023, the Company made allowance for doubtful accounts and charged to the unaudited condensed consolidated statements of operations. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

NOTE – 5 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of March 31,
	2022	2023	2023
	HKD	HKD	USD

Accounts receivable – third parties	$3,822,612	$3,520,400	$451,333
Less: allowance for doubtful accounts	(297,107)	(855,652)	(109,699)

Accounts receivable, net	$3,525,505	$2,664,748	$341,634

The following table presents the activities in the allowance for doubtful accounts for the years ended March 31, 2022 and 2023.

	2022	2023
	HKD	HKD

Balance at April 1,	$181,889	$297,107

Written off	(97,500)	-
Allowance for doubtful debts	212,718	558,069
Exchange difference	-	476

Balance at March 31,	$297,107	$855,652

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant. Provision for allowance were recognized HKD212,718 and HKD558,069 during the years ended March 31, 2022 and 2023, respectively.